Cover Page Document	Nov. 02, 2026
Cover [Abstract]
Entity Incorporation, State or Country Code	PA
Document Type	8-K
City Area Code	724
Title of 12(b) Security	Common stock, no par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity File Number	1-15579
Entity Tax Identification Number	46-4914539
Trading Symbol	MSA
Security Exchange Name	NYSE
Local Phone Number	776-8600
Entity Emerging Growth Company	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	MSA SAFETY INCORPORATED
Entity Address, Address Line One	1000 Cranberry Woods Drive
Entity Address, City or Town	Cranberry Township,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16066-5207
Amendment Flag	false
Entity Central Index Key	0000066570